OPERATING REVENUES - Schedule of Revenues Earned From Time Charters, Voyage Charters and Other Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Lease	$ 434,827	$ 629,419	$ 796,854
Non-lease	450,940	484,037	406,327
Total	885,767	1,113,456	1,203,181
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	434,827	579,673	603,959
Non-lease	0	14,122	0
Total	434,827	593,795	603,959
Operating lease, variable lease income	22,600	18,900	21,000
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	0	49,746	192,895
Non-lease	446,666	468,652	404,917
Total	446,666	518,398	597,812
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0	0	0
Non-lease	4,274	1,263	1,410
Total	$ 4,274	$ 1,263	$ 1,410